Advances from customers (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from contracts with customers [Abstract]
Explanation of significant changes in contract assets and contract liabilities	Movement in the year

	2024	2023	2022

Opening balance	488,578	320,560	509,403

Revenue recognized that was included in the contract liability balance at the beginning of the year	(670,862)	(320,560)	(509,403)
Increase in advances	376,563	427,463	301,963
Advances from acquired companies	40,758	61,115	18,597

Ending balance	235,037	488,578	320,560